Commitments and contingencies	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
9 Commitments and contingencies
Operating lease commitments
The Company leases office premises in the PRC under
non-cancellable
operating leases ranging from six months to five years. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases.
Total operating lease expenses were RMB7,640 and RMB6,509 (US$1,008) for the six months ended June 30, 2020 and 2021, respectively.
As of June 30, 2021, future minimum payments under
non-cancellable
operating leases were as follows:

	RMB	US$
For the six months ended December 31, 2021	4,477	693
For the years ended December 31,
2022	9,333	1,445
2023	6,577	1,019
2024	5,381	833

Total	25,768	3,990

The Company’s operating lease commitments have no renewal options, rent escalation clauses and restrictions or contingent rents. There are no lease payments in 2025 and after.
Capital commitments
As of June 30, 2021, future minimum payment under
non-cancellable
purchase commitment is nil.